Note 16 - Stock Based Compensation (Details) (USD $)	0 Months Ended	12 Months Ended			9 Months Ended
	May 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		4,000,000
Allocated Share-based Compensation Expense		$ 8,900,000	$ 6,400,000	$ 3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)		12,628,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	554,738
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		5,000,000	8,200,000	6,200,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options		200,000	600,000	200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		188,005
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in Shares)		27,764
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 21.14
Restricted Stock and Deferred Stock Awards [Member] | Subsequent to Spin-Off [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 21.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		400,000
Restricted Stock and Deferred Stock Awards [Member] | Converted Oil States' Restricted Stock [Memeber]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	435,999
Restricted Stock and Deferred Stock Awards [Member] | Cancelled Oil States' Performance-based Restricted Stock [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	91,848
Restricted Stock and Deferred Stock Awards [Member] | Oil States [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)	94,936
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	20,000
Restricted Stock and Deferred Stock Awards [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in Shares)	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 100.43	$ 80.25	$ 81.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		2,700,000	1,000,000	800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		7,400,000
Phantom Share Units (PSUs) [Member] | Canadian Long-Term Incentive Plan [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)					123,183
Phantom Share Units (PSUs) [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	4,337				565,706
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement Other Than Options Liability Balance		700,000
Subsequent to Spin-Off [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		200,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options		$ 0
Oil States [Member]
Note 16 - Stock Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	120,799